Fair Value Measurements (Non-Recurring Fair Value Measurements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	$ 657	$ 894
Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(880)	(1,216)
Nonrecurring | Financing receivables and loans held for sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(159)	(168)
Nonrecurring | Cost and equity method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(286)	(248)
Nonrecurring | Long Lived Assets, Including Real Estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(435)	(800)
Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	103	1,449
Nonrecurring | Level 2 | Financing receivables and loans held for sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	1	0
Nonrecurring | Level 2 | Cost and equity method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	0	0
Nonrecurring | Level 2 | Long Lived Assets, Including Real Estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	102	1,449
Nonrecurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	1,648	1,273
Nonrecurring | Level 3 | Financing receivables and loans held for sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	584	663
Nonrecurring | Level 3 | Cost and equity method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	346	391
Nonrecurring | Level 3 | Long Lived Assets, Including Real Estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Fair Value Disclosure Nonrecurring	$ 718	$ 219